Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

September 30, 2020

VF-2035-QTLY-1120
1.903281.111

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	223,827	$10,005,086
VIP Equity-Income Portfolio Initial Class (a)	502,431	10,520,910
VIP Growth & Income Portfolio Initial Class (a)	619,785	12,011,430
VIP Growth Portfolio Initial Class (a)	110,708	10,239,429
VIP Mid Cap Portfolio Initial Class (a)	91,296	2,919,630
VIP Value Portfolio Initial Class (a)	599,007	7,721,194
VIP Value Strategies Portfolio Initial Class (a)	354,842	3,779,069
TOTAL DOMESTIC EQUITY FUNDS
(Cost $51,478,990)		57,196,748

International Equity Funds - 37.9%
VIP Emerging Markets Portfolio Initial Class (a)	1,630,713	19,666,405
VIP Overseas Portfolio Initial Class (a)	1,231,715	29,302,507
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,319,632)		48,968,912

Bond Funds - 17.6%
Fidelity Inflation-Protected Bond Index Fund (a)	233,655	2,565,531
Fidelity Long-Term Treasury Bond Index Fund (a)	174,032	2,935,912
VIP High Income Portfolio Initial Class (a)	489,537	2,574,964
VIP Investment Grade Bond Portfolio Initial Class (a)	1,037,910	14,644,911
TOTAL BOND FUNDS
(Cost $21,075,353)		22,721,318

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $257,201)	257,201	257,201
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,131,176)		129,144,179
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,155)
NET ASSETS - 100%		$129,125,024

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,300,656	$1,371,934	$1,313,778	$5,240	$8,510	$198,209	$2,565,531
Fidelity Long-Term Treasury Bond Index Fund	2,902,617	1,774,845	2,280,440	44,439	161,698	377,192	2,935,912
VIP Contrafund Portfolio Initial Class	8,955,034	3,794,974	4,505,706	55,109	95,183	1,665,601	10,005,086
VIP Emerging Markets Portfolio Initial Class	15,062,527	9,665,660	4,909,316	1,388,059	(47,874)	(104,592)	19,666,405
VIP Equity-Income Portfolio Initial Class	9,457,342	5,210,131	3,052,930	445,739	(89,173)	(1,004,460)	10,520,910
VIP Government Money Market Portfolio Initial Class 0.01%	1,152,428	4,287,779	5,183,006	6,007	--	--	257,201
VIP Growth & Income Portfolio Initial Class	10,782,927	6,139,054	3,590,021	569,829	(133,975)	(1,186,555)	12,011,430
VIP Growth Portfolio Initial Class	9,152,824	4,109,069	4,592,590	825,448	126,694	1,443,432	10,239,429
VIP High Income Portfolio Initial Class	2,306,243	1,245,327	907,893	18,224	(21,297)	(47,416)	2,574,964
VIP Investment Grade Bond Portfolio Initial Class	11,022,934	8,556,348	5,754,831	51,012	(27,193)	847,653	14,644,911
VIP Mid Cap Portfolio Initial Class	2,626,253	1,379,392	1,122,754	4,421	(55,033)	91,772	2,919,630
VIP Overseas Portfolio Initial Class	28,742,351	11,833,677	12,245,100	133,953	(107,863)	1,079,442	29,302,507
VIP Value Portfolio Initial Class	6,947,673	4,831,795	2,940,073	285,256	(245,760)	(872,441)	7,721,194
VIP Value Strategies Portfolio Initial Class	3,404,309	2,466,580	1,499,351	183,196	(208,229)	(384,240)	3,779,069
Total	$114,816,118	$66,666,565	$53,897,789	$4,015,932	$(544,312)	$2,103,597	$129,144,179

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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